Commitments	6 Months Ended
Apr. 30, 2022
Commitments [Abstract]
Commitments	Commitments and contingenciesAs of April 30, 2022, there were $176,722,199 in committed purchase orders or agreements for equipment and services (October 31, 2021:$6,858,617).